Prepaid expenses and other current assets	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets [Text Block]
7.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Subsidy receivables	551,509	-	-
VAT recoverable	439,332	36,881	5,805
Advances to suppliers	341,621	233,835	36,807
Staff advances	1,550,623	9,506,022	1,496,304
Interest receivable	3,311	274,178	43,157
Rental deposits and prepayments	2,779,234	4,187,801	659,185
Others	6,917,838	5,559,649	875,123

	12,583,468	19,798,366	3,116,381